Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 24, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Self-insurance Liabilities
Changes in self-insurance liabilities consisted of the following (in millions):

	February 24, 2018	February 25, 2017
Beginning balance	$1,264.9	$1,320.8
Expense	314.4	281.7
Claim payments	(287.6)	(279.6)
Other reductions (1)	(74.0)	(58.0)
Ending balance	1,217.7	1,264.9
Less current portion	(296.0)	(293.3)
Long-term portion	$921.7	$971.6
(1) Primarily reflects the systematic adjustments to the fair value of assumed self-insurance liabilities from acquisitions and actuarial adjustments for claims experience.

Sales Revenue by Type of Similar Products
The following table represents sales revenue by type of similar product (in millions):

	Fiscal 2017		Fiscal 2016		Fiscal 2015
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables (1)	$26,522.0	44.3%	$26,699.2	44.7%	$26,283.9	44.8%
Perishables (2)	24,583.7	41.0%	24,398.5	40.9%	23,661.4	40.3%
Pharmacy	5,002.6	8.3%	5,119.2	8.6%	5,073.0	8.6%
Fuel	3,104.6	5.2%	2,693.4	4.5%	2,954.8	5.0%
Other (3)	711.7	1.2%	767.9	1.3%	760.9	1.3%
Total	$59,924.6	100.0%	$59,678.2	100.0%	$58,734.0	100.0%
(1) Consists primarily of general merchandise, grocery, and frozen foods.
(2) Consists primarily of produce, dairy, meat, deli, floral, and seafood.
(3) Consists primarily of lottery and various other commissions, and other miscellaneous income.